Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforwards	$ 75,618	$ 66,701
Share-based compensation	926	3,139
Operating lease liabilities	1,422	4,399
Capitalized research and development costs	8,974	7,985
Provision for contract losses		22,452
Other	4,357	4,571
Gross deferred tax assets	91,297	109,247
Less: Valuation allowance	(84,569)	(96,346)
Net deferred tax assets	6,728	12,901
Deferred tax liabilities:
Depreciation and amortization		(1,340)
Operating lease right-of-use assets	(1,250)	(4,158)
Other	(5,478)	(7,403)
Total deferred tax liabilities	(6,728)	(12,901)
Net deferred income taxes	$ 0	$ 0